Revenue - Schedule of Contract Assets and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2019	Apr. 01, 2018
Contract with customer, asset and liability
Contract assets		¥ 19,147	¥ 15,241
Contract liabilities	[1]	¥ 254,646	¥ 258,327

[1]	Contract liabilities are included in the consolidated balance sheets as "Other", both current and non-current.